Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Repayment schedule [Abstract]
Project debt		$ 5,475,208		$ 5,214,675
Repayments of project debt				248,904	$ 388,755
Amount of financial income			$ 36,600
Abengoa [Member] | Solana [Member]
Repayment schedule [Abstract]
Repayments of project debt	$ 52,500	$ 42,500
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Payment of interests accrued				61,715
Nominal repayment				126,694
Between January and September 2019 [Member]
Repayment schedule [Abstract]
Project debt				117,588
Between October and December 2019 [Member]
Repayment schedule [Abstract]
Project debt				130,802
2020 [Member]
Repayment schedule [Abstract]
Project debt				257,180
2021 [Member]
Repayment schedule [Abstract]
Project debt				269,347
2022 [Member]
Repayment schedule [Abstract]
Project debt				299,370
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt				$ 3,951,979